RELATED PARTY TRANSACTIONS BALANCES (Tables)	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF RELATED PARTY TRANSACTIONS
	September 30, 2023	September 30, 2022

salary (cost of sales)	169,905	148,656
consulting (capital work in progress)	-	75,171
salary (intangible asset – software)	138,667	448,850
consulting (professional fees)	164,568	72,000
salary (general and administrative expenses)	476,037	232,500
	$949,177	$977,177